Earnings/(loss) per share - Summary of Basic and Diluted Earnings (Losses) per Share (Detail) - € / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Weighted average number of ordinary shares	55,073,045	55,073,045	55,073,045
Basic earnings/(losses) per share	€ (0.54)	€ (0.28)	€ (0.29)
Diluted earnings/(losses) per share	€ (0.54)	€ (0.28)	€ (0.29)